Personnel expenses - Expected turnover by average number of employees (Details) - item	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel expenses
Average number of women employees	121	122	115
Average number of men employees	131	138	136
Total average number of employees	252	260	251